abrdn Funds

(the “Trust”)

abrdn Emerging Markets Sustainable Leaders Fund

abrdn Emerging Markets ex-China Fund

abrdn Emerging Markets Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 17, 2024 to each Fund’s Statutory Prospectus,

dated February 29, 2024, as supplemented to date (the “Prospectus”)

In anticipation of the retirement of Joanne Irvine, portfolio manager of the abrdn Emerging Markets Fund, from abrdn in June 2024 and departure of Kristy Fong, portfolio manager of the abrdn Emerging Markets Fund, abrdn Emerging Markets Sustainable Leaders Fund and abrdn Emerging Markets ex-China Fund, from abrdn in September 2024, all references to Joanne Irvine and Kristy Fong in the Prospectus are deleted effective immediately. Additionally, effective immediately, Devan Kaloo is added as a portfolio manager of the abrdn Emerging Markets ex-China Fund.

Therefore, effective immediately, the following replaces the Portfolio Managers table for the abrdn Emerging Markets Sustainable Leaders Fund in the section entitled, “Summary — abrdn Emerging Markets Sustainable Leaders Fund — Portfolio Managers” on page 26 of the Prospectus:

Name	Title	Served on the Fund Since
Nick Robinson, CFA®	Senior Investment Director	2022
Nina Petry, CFA®	Investment Manager	2023

Effective immediately, the following replaces the Portfolio Managers table for the abrdn Emerging Markets ex-China Fund in the section entitled, “Summary — abrdn Emerging Markets ex-China Fund — Portfolio Managers” on page 33 of the Prospectus:

Name	Title	Served on the Fund Since
Devan Kaloo	Global Head of Equities and Head of Global Emerging Markets Equities	2024
Nick Robinson, CFA®	Senior Investment Director	2022

Effective immediately, the following replaces the Portfolio Managers table for the abrdn Emerging Markets Fund in the section entitled, “Summary — abrdn Emerging Markets Fund — Portfolio Managers” on page 39 of the Prospectus:

Name	Title	Served on the Fund Since
Devan Kaloo	Global Head of Equities and Head of Global Emerging Markets Equities	Inception*
Nick Robinson, CFA®	Senior Investment Director	2023

* Includes Predecessor Fund (inception date: May 11, 2007)

Additionally, effective immediately, the following replaces the information for Devan Kaloo in the section entitled, “Fund Management — Portfolio Management” starting on page 152 of the Prospectus:

Portfolio Managers	Funds

Devan Kaloo, Global Head of Equities and Head of Global Emerging Markets Equities

Devan Kaloo is Global Head of Equities and Head of Global Emerging Markets Equities for abrdn. Devan joined abrdn in 2000 as part of the Asian equities team in Singapore, before later transferring to London where he took up the position of Head of Global Emerging Markets Equities in 2005. In 2015 he was promoted to Global Head of Equities and joined abrdn's Group management board. Devan started in fund management with Martin Currie in 1994 covering Latin America, before subsequently working with the North American equities, global asset allocation and eventually the Asian equities teams. Devan graduated with an MA (Hons) in International Relations and Management from the University of St Andrews and has a postgraduate diploma in Investment Analysis from the University of Stirling.

abrdn Emerging Markets ex-China Fund abrdn Emerging Markets Fund

Please retain this Supplement for future reference

abrdn Funds

(the “Trust”)

abrdn Emerging Markets Sustainable Leaders Fund

abrdn Emerging Markets ex-China Fund

abrdn Emerging Markets Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 17, 2024 to each Fund’s Statement of Additional Information,

dated February 29, 2024, as supplemented to date (the “SAI”)

In anticipation of the retirement of Joanne Irvine, portfolio manager of the abrdn Emerging Markets Fund, from abrdn in June 2024 and departure of Kristy Fong, portfolio manager of the abrdn Emerging Markets Fund, abrdn Emerging Markets Sustainable Leaders Fund and abrdn Emerging Markets ex-China Fund, from abrdn in September 2024, all references to Joanne Irvine and Kristy Fong in the SAI are deleted effective immediately. Additionally, effective immediately, Devan Kaloo is added as a portfolio manager of the abrdn Emerging Markets ex-China Fund.

Therefore, effective immediately, the following replaces the information for Devan Kaloo in the table in the section entitled “Investment Advisory and Other Services — Portfolio Managers” beginning on page 91 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Devan Kaloo*	Emerging Markets ex-China Fund Emerging Markets Fund	None None

* The information for Devan Kaloo is as of December 31, 2023.

In addition, effective immediately, the following replaces the information for Devan Kaloo in the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page 154:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2023)
Devan Kaloo* Emerging Markets ex-China Fund Emerging Markets Fund	Registered Investment Companies: 7 accounts, $4,105.89 total assets Other Pooled Investment Vehicles: 18 accounts, $6,591.76 total assets Other Accounts: 20 accounts, $7,401.50 total assets

* The information for Devan Kaloo is as of December 31, 2023.

Please retain this Supplement for future reference.